UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Preferred and Equity Advantage Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Preferred and Equity Advantage Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Aerospace & Defense - 0.2%	Honeywell International, Inc.	2,700	$ 93,690
	Lockheed Martin Corp.	5,700	426,132
	Northrop Grumman Corp.	7,800	347,724
	United Technologies Corp.	2,700	147,069
			1,014,615
Air Freight & Logistics - 0.1%	United Parcel Service, Inc. Class B	13,100	703,863
Auto Components - 0.0%	Johnson Controls, Inc.	5,500	142,340
Beverages - 0.3%	The Coca-Cola Co.	21,300	1,061,592
	PepsiCo, Inc.	8,700	493,725
			1,555,317
Biotechnology - 0.3%	Amgen, Inc. (a)	10,200	635,562
	Biogen Idec, Inc. (a)	3,700	175,935
	Celgene Corp. (a)	5,200	296,192
	Genzyme Corp. (a)	2,500	129,725
	Gilead Sciences, Inc. (a)	10,500	513,765
			1,751,179
Capital Markets - 0.1%	Federated Investors, Inc. Class B	10,000	259,300
	The Goldman Sachs Group, Inc.	2,020	329,866
	Morgan Stanley	4,500	128,250
			717,416
Chemicals - 0.2%	Air Products & Chemicals, Inc.	1,400	104,440
	E.I. du Pont de Nemours & Co.	22,000	680,460
	Monsanto Co.	4,300	361,200
	PPG Industries, Inc.	5,800	319,000
			1,465,100
Commercial Banks - 0.3%	M&T Bank Corp.	6,200	361,584
	Regions Financial Corp.	57,100	252,382
	Wells Fargo & Co.	49,500	1,210,770
			1,824,736
Commercial Services & Supplies - 0.2%	Avery Dennison Corp.	11,800	315,414
	Pitney Bowes, Inc.	16,000	330,400
	Waste Management, Inc.	11,500	323,265
			969,079
Communications Equipment - 0.3%	Cisco Systems, Inc. (a)	34,800	765,948
	Motorola, Inc.	51,800	370,888
	QUALCOMM, Inc.	13,200	609,972
			1,746,808
Computers & Peripherals - 0.6%	Apple, Inc. (a)	8,900	1,454,171
	Dell, Inc. (a)	22,200	297,036
	EMC Corp. (a)	20,700	311,742
	Hewlett-Packard Co.	13,100	567,230
	International Business Machines Corp.	8,600	1,014,198
			3,644,377
Distributors - 0.1%	Genuine Parts Co.	10,900	386,078
Diversified Financial Services - 1.0%	Bank of America Corp. (b)	54,800	810,492
	Citigroup, Inc.	1,176,921	3,730,840

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	JPMorgan Chase & Co.	31,400	$ 1,213,610
	NYSE Euronext	13,500	363,825
			6,118,767
Diversified Telecommunication	AT&T Inc.	57,887	1,518,376
Services - 0.5%	CenturyTel, Inc.	6,439	202,120
	Verizon Communications, Inc.	31,100	997,377
			2,717,873
Electric Utilities - 0.2%	American Electric Power Co., Inc.	3,200	99,072
	Duke Energy Corp.	30,100	465,948
	FirstEnergy Corp.	2,000	82,400
	Progress Energy, Inc.	8,000	315,520
	The Southern Co.	13,000	408,200
			1,371,140
Electrical Equipment - 0.1%	Emerson Electric Co.	16,200	589,356
	Rockwell Automation, Inc.	8,000	331,280
			920,636
Electronic Equipment, Instruments &	Corning, Inc.	12,800	217,600
Components - 0.1%	Tyco Electronics Ltd.	7,700	165,319
			382,919
Energy Equipment & Services - 0.2%	National Oilwell Varco, Inc. (a)	8,400	301,896
	Schlumberger Ltd.	8,200	438,700
	Smith International, Inc.	8,018	201,492
			942,088
Food & Staples Retailing - 0.3%	CVS Caremark Corp.	5,000	167,400
	SUPERVALU, Inc.	12,400	183,892
	SYSCO Corp.	14,300	339,768
	Wal-Mart Stores, Inc.	22,600	1,127,288
	Walgreen Co.	9,500	294,975
			2,113,323
Food Products - 0.1%	Kraft Foods, Inc.	18,035	511,112
	Sara Lee Corp.	30,000	319,200
			830,312
Health Care Equipment & Supplies -	Baxter International, Inc.	2,900	163,473
0.2%	Becton Dickinson & Co.	5,000	325,750
	Boston Scientific Corp. (a)	8,800	94,512
	Covidien Plc	7,700	291,137
	Medtronic, Inc.	3,000	106,260
			981,132
Health Care Providers & Services -	Aetna, Inc.	3,500	94,395
0.2%	Express Scripts, Inc. (a)	5,000	350,200
	Medco Health Solutions, Inc. (a)	6,400	338,304
	UnitedHealth Group, Inc.	3,500	98,210
	WellPoint, Inc. (a)	6,700	352,688
			1,233,797
Hotels, Restaurants & Leisure - 0.2%	McDonald's Corp.	13,000	715,780
	Starwood Hotels & Resorts Worldwide, Inc.	18,300	432,063
			1,147,843

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Household Durables - 0.3%	Black & Decker Corp.	8,500	$ 319,600
	Fortune Brands, Inc.	9,500	375,915
	KB Home	22,400	373,856
	Whirlpool Corp.	8,700	496,683
			1,566,054
Household Products - 0.3%	Clorox Co.	6,200	378,262
	The Procter & Gamble Co.	25,900	1,437,709
			1,815,971
IT Services - 0.2%	Automatic Data Processing, Inc.	10,000	372,500
	Cognizant Technology Solutions Corp. (a)	5,000	147,950
	MasterCard, Inc. Class A	608	117,970
	Paychex, Inc.	14,500	384,250
			1,022,670
Industrial Conglomerates - 0.3%	3M Co.	10,200	719,304
	General Electric Co.	64,500	864,300
	Textron, Inc.	34,800	467,712
			2,051,316
Insurance - 0.4%	Aflac, Inc.	15,800	598,188
	The Allstate Corp.	13,000	349,830
	Cincinnati Financial Corp.	12,600	304,290
	Lincoln National Corp.	19,300	408,967
	MetLife, Inc.	15,700	533,015
	Principal Financial Group, Inc.	13,700	324,690
			2,518,980
Internet & Catalog Retail - 0.0%	Amazon.com, Inc. (a)	1,200	102,912
Internet Software & Services - 0.2%	eBay, Inc. (a)	21,200	450,500
	Google, Inc. Class A (a)	1,730	766,477
	Yahoo! Inc. (a)	14,300	204,776
			1,421,753
Leisure Equipment & Products - 0.1%	Mattel, Inc.	17,300	304,134
Life Sciences Tools & Services - 0.0%	Thermo Fisher Scientific, Inc. (a)	3,900	176,592
Machinery - 0.2%	Caterpillar, Inc.	12,700	559,562
	Cummins, Inc.	6,300	270,963
	Deere & Co.	4,200	183,708
			1,014,233
Media - 0.1%	Comcast Corp. Class A	10,300	153,058
	The DIRECTV Group, Inc. (a)	9,500	246,050
			399,108
Metals & Mining - 0.1%	Alcoa, Inc. (b)	36,500	429,240
	Nucor Corp.	8,000	355,760
			785,000
Multi-Utilities - 0.3%	Consolidated Edison, Inc.	8,000	314,880
	Dominion Resources, Inc.	3,200	108,160
	Integrys Energy Group, Inc.	8,200	276,996
	Public Service Enterprise Group, Inc.	11,700	379,665

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
	TECO Energy, Inc.	13,300	$ 179,417
	Xcel Energy, Inc.	15,500	309,070
			1,568,188
Multiline Retail - 0.1%	Macy's, Inc.	27,400	381,134
Oil, Gas & Consumable Fuels - 1.3%	Anadarko Petroleum Corp.	7,500	361,500
	Apache Corp.	2,700	226,665
	Chevron Corp.	20,000	1,389,400
	ConocoPhillips	19,400	847,974
	Exxon Mobil Corp.	41,300	2,907,107
	Hess Corp.	5,500	303,600
	Massey Energy Co.	8,000	212,800
	Occidental Petroleum Corp.	2,500	178,350
	Peabody Energy Corp.	8,200	271,502
	Southwestern Energy Co. (a)	8,200	339,726
	Spectra Energy Corp.	21,800	400,248
	XTO Energy, Inc.	10,300	414,369
			7,853,241
Paper & Forest Products - 0.1%	MeadWestvaco Corp.	22,800	444,372
	Weyerhaeuser Co.	8,300	290,832
			735,204
Pharmaceuticals - 0.9%	Abbott Laboratories	15,500	697,345
	Bristol-Myers Squibb Co.	26,500	576,110
	Eli Lilly & Co.	14,800	516,372
	Johnson & Johnson	26,700	1,625,763
	Merck & Co., Inc.	23,800	714,238
	Pfizer, Inc. (b)	40,500	645,165
	Schering-Plough Corp.	19,400	514,294
	Wyeth	6,400	297,920
			5,587,207
Real Estate Investment Trusts	AvalonBay Communities, Inc.	6,300	366,660
(REITs) - 0.2%	Boston Properties, Inc.	6,400	338,560
	Public Storage	1,800	130,626
	Vornado Realty Trust	7,446	379,895
			1,215,741
Road & Rail - 0.1%	Norfolk Southern Corp.	8,800	380,600
Semiconductors & Semiconductor	Applied Materials, Inc.	7,800	107,640
Equipment - 0.4%	Intel Corp.	60,600	1,166,550
	Linear Technology Corp.	11,700	314,379
	Microchip Technology, Inc.	13,300	358,169
	National Semiconductor Corp.	14,200	213,852
	Texas Instruments, Inc.	13,800	331,890
			2,492,480
Software - 0.4%	Autodesk, Inc. (a)	11,400	248,634
	Microsoft Corp.	68,600	1,613,472
	Oracle Corp. (b)	31,300	692,669
			2,554,775

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Specialty Retail - 0.2%	Home Depot, Inc.	27,000	$ 700,380
	Limited Brands, Inc.	23,900	309,266
	Staples, Inc.	18,300	384,666
			1,394,312
Textiles, Apparel & Luxury	VF Corp.	4,300	278,167
Goods - 0.0%
Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	28,300	397,898
Tobacco - 0.3%	Altria Group, Inc. (b)	30,500	534,665
	Philip Morris International, Inc.	24,700	1,151,020
			1,685,685
	Total Common Stocks - 12.4%		74,384,093
	Exchange-Traded Funds
	UltraShort Real Estate ProShares	150,000	2,302,500
	Total Exchange-Traded Funds - 0.4%		2,302,500
	Preferred Securities
		Par
	Capital Trusts	(000)
Building Products - 0.8%	C8 Capital SPV Ltd., 6.64% (c)(d)(e)	$ 3,160	1,780,944
	C10 Capital SPV Ltd., 6.72% (c)(d)(e)	5,000	2,822,800
			4,603,744
Capital Markets - 2.7%	Credit Suisse Guernsey Ltd., 5.86% (d)(e)	1,050	703,500
	State Street Capital Trust III, 8.25%, 3/15/42 (e)	1,740	1,627,074
	State Street Capital Trust IV,
	1.63%, 6/01/67 (e)	25,245	14,210,032
			16,540,606
Commercial Banks - 15.0%	BB&T Capital Trust IV, 6.82%, 6/12/77 (e)(f)	15,300	11,934,000
Bank of Ireland Capital Funding II, LP,
	5.57% (c)(d)(e)	1,422	526,140
Bank of Ireland Capital Funding III, LP,
	6.11% (c)(d)(e)(f)	9,153	3,386,610
	Barclays Bank Plc, 5.93% (c)(d)(e)	13,200	8,448,000
	Barclays Bank Plc, 6.86% (c)(d)(e)	11,500	7,705,000
	Commonwealth Bank of Australia,
	6.02% (c)(d)(e)(f)	20,000	13,825,000
HSBC Capital Funding LP/Jersey Channel
	Islands, 10.18% (c)(d)(e)(f)	7,000	7,420,000
	Lloyds Banking Group Plc, 6.66% (c)(d)(e)	10,000	4,100,000
	SMFG Preferred Capital USD 1 Ltd.,
	6.08% (c)(d)(e)(f)	10,000	8,750,300
	SMFG Preferred Capital USD 3 Ltd.,
	9.50% (c)(d)(e)	3,850	4,115,496
	Santander Perpetual SA Unipersonal,
	6.67% (c)(d)(e)	1,300	1,085,659
	Shinsei Finance II (Cayman) Ltd., 7.16% (c)(d)(e)	1,005	461,672
	Standard Chartered Bank, 7.01% (c)(d)(e)	5,000	3,625,000
	Wells Fargo & Co. Series K, 7.98% (d)(e)	12,985	11,232,025

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Capital Trusts	(000)	Value
	Wells Fargo Capital XIII Series GMTN,
	7.70% (d)(e)(f)	$ 3,900	$ 3,393,000
			90,007,902
Electric Utilities - 0.5%	PPL Capital Funding, 6.70%, 3/30/67 (e)	3,900	2,964,000
Insurance - 21.0%	AXA SA, 6.46% (c)(d)(e)	12,000	8,040,000
	The Allstate Corp. 6.50%, 5/15/57 (e)	8,675	6,940,000
	The Allstate Corp. Series B, 6.13%, 5/15/67 (e)	8,725	6,805,500
	Chubb Corp., 6.38%, 3/29/67 (e)(f)	15,300	12,393,000
	Liberty Mutual Group, Inc., 7.00%, 3/15/37 (c)(e)	11,600	7,490,248
	Liberty Mutual Group, Inc.,
	10.75%, 6/15/88 (c)(e)	6,200	5,223,500
	Lincoln National Corp., 7.00%, 5/17/66 (e)	4,255	2,787,025
	Lincoln National Corp., 6.05%, 4/20/67 (e)	4,730	2,885,300
	MetLife, Inc., 6.40%, 12/15/66	4,550	3,571,750
	Nationwide Life Global Funding I, 6.75%, 5/15/67	8,025	5,100,666
	Progressive Corp., 6.70%, 6/15/67 (e)(f)	19,675	14,893,129
	Reinsurance Group of America,
	6.75%, 12/15/65 (e)(f)	15,000	9,674,085
	Swiss Re Capital I LP, 6.85% (c)(d)(e)(f)	27,475	16,485,000
	The Travelers Cos., Inc., 6.25%, 3/15/67 (e)(f)	9,000	7,655,634
	White Mountains Re Group Ltd., 7.51% (c)(d)(e)	4,400	2,901,536
	ZFS Finance (USA) Trust IV,
	5.88%, 5/09/32 (c)(e)	2,050	1,666,138
	ZFS Finance (USA) Trust V,
	6.50%, 5/09/67 (c)(e)(f)	13,220	10,972,600
			125,485,111
Multi-Utilities - 0.2%	Puget Sound Energy, Inc. Series A,
	6.974%, 6/01/67 (e)	1,575	1,151,199
Oil, Gas & Consumable Fuels - 2.2%	Enterprise Products Operating LLC,
	8.38%, 8/01/66 (e)	4,500	3,915,000
	Southern Union Co., 7.20%, 11/01/66 (e)	5,000	3,600,000
	TransCanada Pipelines Ltd.,
	6.35%, 5/15/67 (e)(f)	7,325	5,713,500
			13,228,500
	Total Capital Trusts - 42.4%		253,981,062
	Preferred Stocks	Shares
Commercial Banks - 6.4%	Citizens Funding Trust I, 7.50%	5,250,000	3,519,711
	HSBC USA, Inc. Series H, 6.50%	977,766	21,823,737
	Royal Bank of Scotland Group Plc Series M, 6.40%	15,000	200,100
	Santander Finance Preferred SA Unipersonal,
	6.80%	545,300	12,814,550
			38,358,098
Diversified Financial Services - 2.2%	Cobank ACB, 7.00%	150,000	4,712,700
	ING Groep NV, 6.13%	200,000	3,546,000
	ING Groep NV, 7.05%	5,800	111,128
	ING Groep NV, 7.20%	5,325,000	4,223,859

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Preferred Stocks	Shares	Value
	ING Groep NV, 7.38%	1,000,000	$ 788,192
			13,381,879
Diversified Telecommunication	AT&T, Inc., 6.38%, 2/15/56	750,000	783,080
Services - 0.1%
Electric Utilities - 4.4%	Alabama Power Co., 6.50%	100,000	2,260,000
	Entergy Louisiana LLC, 6.95%	40,000	2,800,000
	Interstate Power & Light Co. Series B, 8.38%	785,000	21,202,850
			26,262,850
Insurance - 9.8%	Aegon NV, 6.50%	400,000	6,576,000
	Arch Capital Group Ltd. Series A, 8.00%	100,000	2,345,000
	Arch Capital Group Ltd. Series B, 7.88%	160,000	3,523,200
	Aspen Insurance Holdings Ltd., 7.40% (e)	655,000	11,921,000
	Axis Capital Holdings Ltd. Series B, 7.50% (e)	180,000	14,523,750
	Endurance Specialty Holdings Ltd. Series A, 7.75%	369,000	7,546,050
	PartnerRe Ltd. Series C, 6.75%	265,600	6,055,680
	RenaissanceRe Holding Ltd. Series D, 6.60%	285,000	5,990,700
			58,481,380
Real Estate Investment Trusts	BRE Properties, Inc. Series D, 6.75%	30,000	558,900
(REITs) - 1.9%	iStar Financial, Inc. Series I, 7.50%	55,000	336,600
	Public Storage Series F, 6.45%	30,000	618,000
	Public Storage Series M, 6.63%	55,000	1,183,600
	Sovereign Real Estate Investment Corp., 12.00%	10,000	9,000,000
			11,697,100
Wireless Telecommunication Services -	Centaur Funding Corp., 9.08%	10,000	8,403,125
1.4%
	Total Preferred Stocks - 26.2%		157,367,512
		Par
	Trust Preferreds	(000)
Capital Markets - 0.0%	Credit Suisse Guernsey Ltd., 7.90%, 3/28/13	$ 250	247,424
Commercial Banks - 3.4%	Kazkommerts Finance 2 BV, 9.20% (d)(e)	500	210,000
	Mizuho Capital Investment 1 Ltd.,
	6.69% (c)(d)(e)	21,000	15,945,951
National City Preferred Capital Trust I,
	12.00% (d)(e)	3,713	3,917,958
			20,073,909
Diversified Financial Services - 3.4%	JPMorgan Chase Capital XXI Series U,
	1.43%, 2/02/37 (e)	12,875	7,332,016
	JPMorgan Chase Capital XXIII,
	1.44%, 5/15/77 (e)(f)	13,800	7,789,824
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	5,650	5,164,953
			20,286,793
Insurance - 6.2%	AON Corp., 8.21%, 1/01/27	18,000	16,920,000
	Ace Capital Trust II, 9.70%, 4/01/30 (f)	17,000	16,257,797
	W.R. Berkley Capital Trust II, 6.75%, 7/26/45	4,268	3,984,220
			37,162,017
	Total Trust Preferreds - 13.0%		77,770,143
	Total Preferred Securities - 81.6%		489,118,717

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Capital Markets - 0.0%	Lehman Brothers Holdings, Inc.,
	3.95%, 11/10/09 (a)(g)	$ 105	$ 18,113
	Lehman Brothers Holdings, Inc.,
	4.38%, 11/30/10 (a)(g)	325	56,062
			74,175
Computers & Peripherals - 0.9%	International Business Machines Corp.,
	8.00%, 10/15/38	4,000	5,489,036
Diversified Financial Services - 1.1%	ING Groep NV, 5.78% (d)(e)(f)	10,000	6,300,000
	Stan IV Ltd., 2.74%, 7/20/11 (e)	283	183,950
			6,483,950
Electric Utilities - 1.2%	PPL Energy Supply LLC, 7.00%, 7/15/46	7,200	7,368,308
Insurance - 0.9%	QBE Insurance Group Ltd., 9.75%, 3/14/14 (c)	4,973	5,399,698
Media - 7.5%	Comcast Corp., 6.63%, 5/15/56	48,750	44,678,395
Metals & Mining - 0.0%	Aleris International, Inc., 10.00%, 12/15/16 (g)	5,000	75,000
Multi-Utilities - 1.7%	Dominion Resources, Inc., 8.88%, 1/15/19	8,000	10,068,488
Oil, Gas & Consumable Fuels - 0.4%	Nexen, Inc., 7.35%, 11/01/43	3,000	2,488,802
Paper & Forest Products - 0.6%	International Paper Co., 8.70%, 6/15/38 (b)(h)	3,100	3,241,577
	Total Corporate Bonds - 14.3%		85,367,429
	Total Long-Term Investments
	(Cost - $810,091,117) - 108.7%		651,172,739
	Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund,
	0.29% (i)(j)	236,244,000	236,244,000
	Total Short-Term Securities
	(Cost - $236,244,000) - 39.4%		236,244,000
	Total Investments Before Options Written
	(Cost - $1,046,335,117*) - 148.1%		887,416,739
	Options Written	Contracts
Call Options Written	S&P 500 Listed Option, expiring August 2009
	at USD 93.5	93	(508,710)
	S&P 500 Listed Option, expiring August 2009
	at USD 94	51	(258,570)
	S&P 500 Listed Option, expiring August 2009
	at USD 94.5	405	(1,891,350)
	S&P 500 Listed Option, expiring August 2009
	at USD 95	100	(428,000)
	S&P 500 Listed Option, expiring August 2009
	at USD 95.5	25	(97,750)
	Total Options Written
	(Premiums Received - $1,475,944) - (0.5)%		(3,184,380)
	Total Investments, Net of Options Written - 147.6%		884,232,359
	Liabilities in Excess of Other Assets - (9.0)%		(54,051,562)
	Preferred Shares, at Redemption
	Value - (38.6)%	(231,062,183)
	Net Assets Applicable to Common
	Shares - 100.0%	$ 599,118,614

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost			$ 1,046,147,723
Gross unrealized appreciation			$ 31,018,337
Gross unrealized depreciation			(189,749,321)
Net unrealized depreciation			$ (158,730,984)
(a) Non-income producing security.
(b) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Security is perpetual in nature and has no stated maturity date.
(e) Variable rate security. Rate shown is as of report date.
(f) All or a portion of security has been pledged as collateral for reverse repurchase agreements.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) All or a portion of security has been pledged as collateral in connection with swaps.
(i) Represents the current yield as of report date.
(j) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
			Net
Affiliate				Activity		Income
BlackRock Liquidity Funds, TempFund				236,244,000		$ 861,115
• For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Trust management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.
• Reverse repurchase agreements outstanding as of July 31, 2009 were as follows:
	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Bank Plc	1.29%	7/14/09	8/17/09	$ 61,409,374		$ 61,336,843
• Financial futures contracts purchased as of July 31, 2009 were as follows:
			Expiration		Face	Unrealized
Contracts	Issue		Date		Value	Appreciation
445	10-Year US Treasury Bond		September 2009		$ 51,567,570	$ 622,620
36	30-Year US Treasury Bond		September 2009		$ 4,203,923	80,077
266	S&P EMINI		September 2009		$ 12,166,385	926,135
Total						$ 1,628,832
• Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2009 were as follows:
	Pay				Notional
	Fixed				Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)		Depreciation
Altria Group, Inc.	1.03%	Deutsche Bank AG	December 2013		$ 9,000	$ (151,099)
Nordstrom, Inc.	5.20%	Deutsche Bank AG	June 2014		$ 4,000	(630,786)
Total						$ (781,885)
9

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)
• Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2009 were as follows:
	Receive				Notional
	Fixed			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Appreciation
Philip Morris			December
International, Inc.	1.73%	Deutsche Bank AG	2013	A	$ 9,000	$ 263,036
[1] Using the Standard and Poor's ratings of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take a place as defined under the terms of the agreement.
• Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi -
annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust's investments:
Valuation		Investments in
Inputs		Securities
		Assets
Level 1
Long-Term Investments
Common Stocks	$ 74,384,093
Exchange Traded Funds		2,302,500
Preferred Stocks		117,927,937
Trust Preferreds		77,770,143
Short-Term Securities		236,244,000
Total Level 1		508,628,673
10

BlackRock Preferred and Equity Advantage Trust
Schedule of Investments July 31, 2009 (Unaudited)
Level 2
Long-Term Investments
Capital Trusts	$ 253,981,062
Corporate Bonds		85,183,479
Preferred Stocks		36,639,575
Total Level 2		375,804,116
Level 3
Long Term Investments
Corporate Bonds		183,950
Preferred Stocks		2,800,000
Total Level 3		2,983,950
Total	$ 884,432,789
	Other Financial
	Instruments[1]
	Assets	Liabilities
Level 1	$ 1,628,832	$ (3,184,380)
Level 2	-	(62,118,728)
Level 3	263,036	-
Total	$ 1,891,868	$ (65,303,108)
[1] Other financial instruments are futures, swaps, options written and reverse repurchase agreements.
Futures and swaps are valued at the unrealized appreciation/depreciation on the instrument and options and reverse repurchase agreements are shown at market value.
The following is a reconciliation of investments for unobservable inputs
(Level 3) were used in determining fair value:
			Investments in Securities
		Corporate Bonds		Preferred Stocks	Total
Balance, as of October 31, 2008		$ 268,850		-	$ 268,850
Accrued discounts/premiums			-	-	-
Realized gain (loss)			-	$ (6,619,805)	(6,619,805)
Change in unrealized appreciation (depreciation)			(84,900)	-	(84,900)
Net purchases (sales)			-	(3,300,000)	(3,300,000)
Net transfers in/out of Level 3			-	12,719,805	12,719,805
Balance, as of July 31, 2009		$ 183,950		$ 2,800,000	$ 2,983,950
The following table is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:
			Other Financial
			Instruments[2]
				Assets
Balance, as of October 31, 2008				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Net purchases (sales)				-
Net transfers in/out of Level 3			$ 263,036
Balance, as of July 31, 2009			$ 263,036
[2] Other financial instruments are swaps which are shown at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Equity Advantage Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Preferred and Equity Advantage Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Preferred and Equity Advantage Trust

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred and Equity Advantage Trust

Date: September 22, 2009